Non-current liabilities - Contingent consideration - Summary of non-current liabilities - Contingent consideration (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of contingent liabilities [abstract]
Contingent consideration	$ 458	$ 1,371